Note 23 - Primary Cash-Generating Units (Detail: Text Values) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Primary Cash-Generating Units
Constant long-term growth rate of up to	2.80%	3.10%
Reduced constant long-term growth rate for AM	1.20%
Discount rates (after tax) for AM CGU	9.60%	9.70%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in %)	1.00%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in EUR)	€ 100,000,000